Investment Objectives and Goals	Jun. 30, 2025
MML Total Return Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML VIP Fidelity Institutional AM® Core Plus Bond Fund
Objective, Primary [Text Block]	The Fund seeks a high level of current income.
MML Mid Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Mid Cap Growth Fund
MML Large Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Large Cap Growth Fund
MML Mid Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Mid Cap Value Fund
MML Small Company Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	MML Small Company Value Fund